Investment Strategy	Jun. 17, 2026
360 ONE India Conviction ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in Indian companies (“Indian companies”). For the purposes of this 80% test, Indian companies are those that are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market).

The Fund will invest primarily in equity securities of Indian companies that are publicly listed and such other instruments issued by Indian companies as may be specified by the Securities and Exchange Board of India (“SEBI”). Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. The Fund will typically invest in a limited number of companies and maintain a core portfolio comprised of 25 to 30 securities, although the number of securities held by the Fund may occasionally exceed or fall below this range at times.

The Adviser utilizes a bottom-up fundamentals-driven approach to select investments for the Fund. The Fund will invest in equity and equity related investments of Indian companies in sectors of the Indian economy that, in the Adviser’s view are likely to outperform relative to their peers do well in the medium-term (typically three to four years). The Adviser evaluates macroeconomic indicators in the Indian economy and then allocates the Fund’s assets across sectors according to the Adviser’s view as to the probability that such sectors will outperform or underperform based on those macroeconomic indicators and the stage of the business cycle of the Indian economy.

Securities may be sold by the Fund or disposed of through the redemption process with the Fund’s authorized participants. The Adviser may sell a security if the company’s economic indicators deteriorate, for example, if the company reaches the Adviser’s estimate of the company’s intrinsic value or there is an adverse development in a company’s corporate governance or future strategic direction.

360 ONE India Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in Indian companies (“Indian companies”). For the purposes of this 80% test, Indian companies are those that:

●

are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);

●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or

●	have 50% or more of their assets in India.

The Fund will invest primarily in equity securities of Indian companies that are publicly listed and such other instruments issued by Indian companies as may be specified by the Securities and Exchange Board of India (“SEBI”). Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, rights and warrants to buy common stocks. The Fund intends to invest in companies of all capitalization sizes. The Fund may invest in securities denominated in Indian Rupees, U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Adviser utilizes a Systematically Managed Active Rule based thematic momentum strategy (“S.M.A.R.T Strategy”), to select investments for the Fund. The S.M.A.R.T strategy begins with a review of an investment universe comprised of the top 200 companies by market cap and liquidity listed on the National Stock Exchange (“NSE”) or the Bombay Stock Exchange (“BSE”). The Adviser narrows the Fund’s investable universe based on its evaluation of a company’s liquidity and size and the application of a framework that classifies companies into four categories: Secular, Cyclical, Defensives, and Value Trap (“SCDV”) to seek to identify companies that have higher profitability and stable earnings trajectories. Only Secular and Defensive companies are eligible for inclusion in the Fund’s portfolio.

After applying the SCDV framework, the Adviser calculates a composite momentum factor score for each remaining company in the investable universe. The Adviser uses an average of six-month and twelve-month volatility-adjusted returns to calculate a company’s momentum factor score. The Adviser then selects investments for the Fund with the goal of maximizing the Fund’s exposure to companies that receive the highest momentum factor score.

The Fund’s portfolio will be subject to a periodic rebalancing every six months in accordance with the Adviser’s S.M.A.R.T Strategy. As a result of such rebalancing, securities may be sold by the Fund or disposed of through the redemption process with the Fund’s authorized participants.